Share-based Compensation Expenses - Summary of Company's Option Activity under 2008 Plan (Details) - 2008 Plan [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of share options
Granted (in shares)		2,342,913
Stock options [Member]
Number of share options
Outstanding as of beginning of the period (in shares)	19,872,396
Exercised (in shares)	(572,679)
Outstanding as of end of the period (in shares)	19,299,717	19,872,396
Vested and expected to vest at end of the period (in shares)	15,769,304
Exercisable at the end of the period (in shares)	17,544,597
Weighted Average Exercise Price
Outstanding as of beginning of the period (in dollars or RMB per share)	$ 1.74
Exercised (in dollars per share)	0.01
Outstanding as of end of the period (in dollars per share)	1.80	$ 1.74
Vested and expected to vest at end of the period (in dollars per share)	1.78
Exercisable at the end of the period (in dollars per shares)	$ 1.81
Weighted Average Remaining Contractual Life
Outstanding as of end of the period	4 years 11 months 1 day	5 years 10 months 6 days
Vested and expected to vest at end of the period	4 years 7 months 17 days
Exercisable at the end of the period	4 years 8 months 4 days
Aggregate Intrinsic Value
Outstanding as of end of the period	$ 2,339	$ 3,914
Vested and expected to vest at end of the period	2,091
Exercisable	$ 2,339